The movements of the expected credit losses are presented below: (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Beginning balance	R$ (605,940)	R$ (503,848)
(Additions) Reversals	(11,627)	(12,137)
Write-offs	9,060	19,451
Exchange rate variation	(25,343)	(109,406)
Ending balance	R$ (633,850)	R$ (605,940)